Derivative Financial Instruments - Summary of Derivative Financial Instruments at Fair Value through Profit or Loss (Detail) - Derivatives Not Designated as Hedges - Liabilities [member] - USD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial Assets Liabilities at Fair Value through Profit or Loss	$ 0	$ 48
Derivative Contracts of Interest Rate [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets Liabilities at Fair Value through Profit or Loss	$ 0	$ 48